CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash Flows from Operating Activities:
Net Income	¥ 270,990	¥ 255,257	¥ 195,287
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	244,853	229,583	206,670
Provision for doubtful receivables and probable loan losses	11,717	11,631	13,838
Equity in net income of affiliates (excluding interest on loans)	(44,333)	(30,267)	(18,159)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(57,867)	(20,575)	(64,923)
Bargain purchase gain	0	(36,082)	0
Gains on sales of available-for-sale securities	(32,126)	(32,077)	(14,149)
Gains on sales of operating lease assets	(38,340)	(34,425)	(23,692)
Write-downs of long-lived assets	13,448	34,887	23,421
Write-downs of securities	4,515	8,997	7,989
Decrease (Increase) in restricted cash	9,009	(1,922)	22,366
Decrease in trading securities	461,298	441,554	21,300
Decrease (Increase) in inventories	20,935	(13,481)	25,581
Increase in trade notes, accounts and other receivable	(8,224)	(20,742)	(17,572)
Increase (Decrease) in trade notes, accounts and other payable	(41,004)	34,275	26,505
Increase (Decrease) in policy liabilities and policy account balances	(405,014)	(506,043)	28,429
Deferred tax provision	42,528	41,338	52,344
Income taxes payable, net	47,065	(39,264)	18,695
Other, net	11,112	(65,033)	(25,924)
Net cash provided by operating activities	510,562	257,611	478,006
Cash Flows from Investing Activities:
Purchases of lease equipment	(991,154)	(907,484)	(859,568)
Principal payments received under direct financing leases	515,053	488,522	459,003
Installment loans made to customers	(1,101,807)	(1,109,458)	(1,035,564)
Principal collected on installment loans	948,057	977,272	1,264,645
Proceeds from sales of operating lease assets	239,911	272,040	251,904
Investment in affiliates, net	(70,569)	(27,698)	(45,084)
Proceeds from sales of investment in affiliates	20,991	2,128	15,429
Purchases of available-for-sale securities	(864,874)	(982,415)	(897,246)
Proceeds from sales of available-for-sale securities	464,232	511,868	318,697
Proceeds from redemption of available-for-sale securities	381,099	398,280	473,126
Purchases of held-to-maturity securities	(538)	(20,522)	(8,519)
Purchases of other securities	(32,818)	(27,489)	(24,761)
Proceeds from sales of other securities	48,594	67,982	26,501
Purchases of property under facility operations	(91,492)	(81,311)	(48,195)
Acquisitions of subsidiaries, net of cash acquired	(47,324)	(73,240)	(94,586)
Sales of subsidiaries, net of cash disposed	39,437	47,800	0
Other, net	(9,327)	(4,076)	(11,096)
Net cash used in investing activities	(552,529)	(467,801)	(215,314)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	(4,707)	3,819	(106,783)
Proceeds from debt with maturities longer than three months	1,376,125	1,337,870	1,211,797
Repayment of debt with maturities longer than three months	(1,470,325)	(1,178,401)	(1,501,403)
Net increase in deposits due to customers	111,220	80,924	127,610
Cash dividends paid to ORIX Corporation shareholders	(76,034)	(30,117)	(15,878)
Contribution from noncontrolling interests	6,117	7,919	11,089
Cash dividends paid to redeemable noncontrolling interests	(11,272)	(3,030)	(1,224)
Net increase (decrease) in call money	36,500	6,000	(5,000)
Other, net	(15,625)	(11,552)	2,088
Net cash provided by (used in) financing activities	(48,001)	213,432	(277,704)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(7,130)	6,237	6,755
Net Increase (decrease) in Cash and Cash Equivalents	(97,098)	9,479	(8,257)
Cash and Cash Equivalents at Beginning of Year	827,518	818,039	826,296
Cash and Cash Equivalents at End of Year	¥ 730,420	¥ 827,518	¥ 818,039